Employee compensation and benefits - Movement on HSBC share option plans (Details)	12 Months Ended
	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares £ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares £ / shares
Employee Compensation And Benefits [Abstract]
Share options outstanding at beginning of period (in shares) | shares	115,650,723	115,650,723	123,197,000	123,197,000
Granted during the year (in shares) | shares	23,382,000	23,382,000	8,928,000	8,928,000
Exercised during the year (in shares) | shares	(49,007,000)	(49,007,000)	(3,483,000)	(3,483,000)
Expired during the year (in shares) | shares	(3,832,000)	(3,832,000)	(9,047,000)	(9,047,000)
Forfeited during the year (in shares) | shares	(2,200,000)	(2,200,000)	(3,944,000)	(3,944,000)
Share options outstanding at end of period (in shares) | shares	83,993,678	83,993,678	115,650,723	115,650,723
Of which exercisable (in shares) | shares	7,165,000	7,165,000	4,029,000	4,029,000
Weighted average remaining contractual life of outstanding share options	2 years 4 months 28 days	2 years 4 months 28 days	2 years 3 months 3 days	2 years 3 months 3 days
WAEP at beginning of period (in GBP per share) | £ / shares	£ 2.89		£ 2.85
Granted during the year (in GBP per share) | £ / shares	4.70		4.24
Exercised during the year (in GBP per share) | £ / shares	2.73		3.49
Expired during the year (in GBP per share) | £ / shares	3.78		3.55
Forfeited during the year (in GBP per share) | £ / shares	2.88		2.79
WAEP at end of period (in GBP per share) | £ / shares	3.42		2.89
Of which exercisable (in GBP per share) | £ / shares	£ 2.70	£ 2.70	£ 4.11	£ 4.11
Weighted average share price, share options granted | $ / shares		£ 1.92		£ 1.45
Weighted average share price at the date the options were exercise (in dollars per share) | $ / shares		£ 7.39		£ 6.22